Bank Debt, detail (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt		$ 587,665	$ 671,693
Debt
Current portion of Long-term debt		13,264	80,134
Liability directly associated with assets held for sale		0	16,807
Long-term debt		574,401	574,752
Total		587,665	671,693
Current portion of deferred financing costs		1,087	2,667
Deferred financing costs directly associated with assets held for sale		0	83
Deferred financing costs non-current		4,620	5,353
Total deferred financing costs		5,707	8,103
Long term debt, net of deferred fianncing costs
Total debt		587,665	671,693
Less: Total deferred financing costs		5,707	8,103
Total debt, net of deferred financing costs		581,958	663,590
Less: Liability directly associated with assets held for sale, net of deferred financing costs		0	16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs		12,177	77,467
Long-term debt, net of deferrred financing costs, non-current		569,781	569,399
Maxenteka | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	25,500
Commencement		Apr. 01, 2012
Maturity		Jan. 01, 2016
Debt
Total		$ 0	25,500
Long term debt, net of deferred fianncing costs
Total debt		0	25,500
Maxeikositessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	25,109
Commencement		Sep. 01, 2012
Maturity		Jan. 01, 2016
Debt
Total		$ 0	25,109
Long term debt, net of deferred fianncing costs
Total debt		0	25,109
Glovertwo | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	13,666
Commencement		Oct. 01, 2013
Maturity		Feb. 01, 2016
Debt
Total		$ 0	13,666
Long term debt, net of deferred fianncing costs
Total debt		0	13,666
Glovertwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 12,833	0
Commencement	[1]	Feb. 01, 2016
Maturity		Aug. 01, 2022
Debt
Total		$ 12,833	0
Long term debt, net of deferred fianncing costs
Total debt		12,833	0
Gloverthree | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	16,807
Commencement		Dec. 01, 2014
Maturity		Feb. 01, 2016
Debt
Total		$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt		0	16,807
Shikokutessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	16,807
Commencement		Dec. 01, 2014
Maturity		Feb. 01, 2016
Debt
Total		$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt		0	16,807
Shikokutessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 14,667	0
Commencement	[1]	Feb. 01, 2016
Maturity		Aug. 01, 2022
Debt
Total		$ 14,667	0
Long term debt, net of deferred fianncing costs
Total debt		14,667	0
Maxdekatria | Terminated loan agreement
Debt Instrument [Line Items]
Total debt		$ 0	14,400
Commencement		Mar. 01, 2012
Maturity		Feb. 01, 2016
Debt
Total		$ 0	14,400
Long term debt, net of deferred fianncing costs
Total debt		0	14,400
Maxdekatria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 9,167	0
Commencement	[1]	Feb. 01, 2016
Maturity		Aug. 01, 2022
Debt
Total		$ 9,167	0
Long term debt, net of deferred fianncing costs
Total debt		9,167	0
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 5,260	7,000
Commencement	[1]	Dec. 01, 2015
Maturity		Dec. 01, 2018
Debt
Total		$ 5,260	7,000
Long term debt, net of deferred fianncing costs
Total debt		5,260	7,000
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 2
Debt Instrument [Line Items]
Total debt		$ 69,632	75,337
Commencement	[1]	Dec. 01, 2015
Maturity		Dec. 01, 2021
Debt
Total		$ 69,632	75,337
Long term debt, net of deferred fianncing costs
Total debt		69,632	75,337
Maxtessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 28,000	31,500
Commencement	[1]	Jul. 01, 2014
Maturity		Jun. 01, 2021
Debt
Total		$ 28,000	31,500
Long term debt, net of deferred fianncing costs
Total debt		28,000	31,500
Maxeikosiexi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 6,063	6,750
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 6,063	6,750
Long term debt, net of deferred fianncing costs
Total debt		6,063	6,750
Marathassa | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 6,545	7,232
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 6,545	7,232
Long term debt, net of deferred fianncing costs
Total debt		6,545	7,232
Marinouki | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 9,904	11,089
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 9,904	11,089
Long term debt, net of deferred fianncing costs
Total debt		9,904	11,089
Kerasies | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 6,918	7,714
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 6,918	7,714
Long term debt, net of deferred fianncing costs
Total debt		6,918	7,714
Soffive | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 10,757	12,054
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 10,757	12,054
Long term debt, net of deferred fianncing costs
Total debt		10,757	12,054
Eptaprohi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 50,518	56,412
Commencement	[1]	Sep. 01, 2015
Maturity		Sep. 01, 2021
Debt
Total		$ 50,518	56,412
Long term debt, net of deferred fianncing costs
Total debt		50,518	56,412
Shikokuokto | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 15,018	15,018
Commencement	[1]	Jun. 01, 2015
Maturity		Jun. 01, 2022
Debt
Total		$ 15,018	15,018
Long term debt, net of deferred fianncing costs
Total debt		15,018	15,018
Petra | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 18,254	18,370
Commencement	[1]	Jun. 01, 2015
Maturity		Jun. 01, 2022
Debt
Total		$ 18,254	18,370
Long term debt, net of deferred fianncing costs
Total debt		18,254	18,370
Pemer | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 18,254	18,368
Commencement	[1]	Jun. 01, 2015
Maturity		Jun. 01, 2022
Debt
Total		$ 18,254	18,368
Long term debt, net of deferred fianncing costs
Total debt		18,254	18,368
Safe Bulkers | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 145,527	145,527
Commencement	[1]	Nov. 01, 2014
Maturity		Sep. 01, 2022
Debt
Total		$ 145,527	145,527
Long term debt, net of deferred fianncing costs
Total debt		145,527	145,527
Maxdeka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 20,452	23,861
Commencement	[1]	Aug. 01, 2011
Maturity		Dec. 01, 2022
Debt
Total		$ 20,452	23,861
Long term debt, net of deferred fianncing costs
Total debt		20,452	23,861
Shikoku | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 26,133	29,867
Commencement	[1]	Oct. 01, 2011
Maturity		Aug. 01, 2023
Debt
Total		$ 26,133	29,867
Long term debt, net of deferred fianncing costs
Total debt		26,133	29,867
Shikokuepta
Debt Instrument [Line Items]
Total debt		$ 23,683	0
Commencement		Feb. 01, 2016
Maturity		Feb. 01, 2024
Debt
Total		$ 23,683	0
Long term debt, net of deferred fianncing costs
Total debt		23,683	0
Maxeikosiena | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 22,178	23,008
Commencement		Sep. 01, 2015
Maturity		Sep. 01, 2025
Debt
Total		$ 22,178	23,008
Long term debt, net of deferred fianncing costs
Total debt		22,178	23,008
Maxeikositria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 22,178	23,008
Commencement		Sep. 01, 2015
Maturity		Sep. 01, 2025
Debt
Total		$ 22,178	23,008
Long term debt, net of deferred fianncing costs
Total debt		22,178	23,008
Youngone | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 23,546	24,281
Commencement		Sep. 01, 2015
Maturity		Sep. 01, 2025
Debt
Total		$ 23,546	24,281
Long term debt, net of deferred fianncing costs
Total debt		23,546	24,281
Maxeikosi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt		$ 22,178	23,008
Commencement		Sep. 01, 2015
Maturity		Sep. 01, 2025
Debt
Total		$ 22,178	23,008
Long term debt, net of deferred fianncing costs
Total debt		$ 22,178	$ 23,008

[1]	During 2016, the loan agreement related to such bank debt was amended to revise the repayment schedule and/or amend certain financial covenants.